Basic and Diluted Net Loss per Common Share (Details Narrative) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Dilutive securities	24,000	18,000	18,000	15,000
Inventory current	$ 326		$ 303	$ 99
Inventory, noncurrent	$ 423		$ 294	$ 388